Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
29,810	iShares Russell 2000 ETF	$6,520,938	1.0
90,928	Vanguard S&P 500 ETF	35,862,003	5.4
243,547	Vanguard Value ETF	32,968,957	5.0

	Total Exchange-Traded Funds
	(Cost $58,483,046)	75,351,898	11.4

MUTUAL FUNDS: 88.6%
	Affiliated Investment Companies: 88.6%
3,351,100	Voya High Yield Bond Fund - Class R6	27,076,890	4.1
5,876,575	Voya Intermediate Bond Fund - Class R6	60,705,017	9.2
206,670	Voya Large-Cap Growth Fund - Class R6	13,028,472	2.0
2,289,330	Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,172,385	5.0
5,215,493	Voya Multi-Manager International Equity Fund - Class I	72,078,117	10.9
5,976,758	Voya Multi-Manager International Factors Fund - Class I	65,684,565	10.0
1,720,888	Voya Multi-Manager Mid Cap Value Fund - Class I	19,686,956	3.0
3,787,891	Voya U.S. Stock Index Portfolio - Class I	75,416,917	11.4
2,402,808	VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,055,617	4.1
1,530,143	VY® Columbia Contrarian Core Portfolio - Class I	32,760,363	5.0
988,350	VY® Invesco Comstock Portfolio - Class I	19,766,997	3.0
648,589	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	13,114,465	2.0
2,111,940	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	66,314,908	10.0
1,367,376	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	19,539,810	3.0
343,243	VY® T. Rowe Price Growth Equity Portfolio - Class I	39,002,715	5.9

	Total Mutual Funds
	(Cost $522,305,033)	584,404,194	88.6

	Total Investments in Securities (Cost $580,788,079)	$659,756,092	100.0
	Assets in Excess of Other Liabilities	201,633	0.0
	Net Assets	$659,957,725	100.0

(1)	Non-income producing security.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$75,351,898	$–	$–	$75,351,898
Mutual Funds	584,404,194	–	–	584,404,194
Total Investments, at fair value	$659,756,092	$–	$–	$659,756,092

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$26,737,499	$3,885,906	$(3,254,896)	$(291,619)	$27,076,890	$1,023,515	$394,907	$-
Voya Intermediate Bond Fund - Class R6	39,907,631	29,424,616	(7,513,334)	(1,113,896)	60,705,017	1,042,495	22,818	-
Voya Large-Cap Growth Fund - Class R6	18,293,169	1,129,019	(5,526,441)	(867,275)	13,028,472	-	3,060,971	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,580,520	12,150,325	(15,430,807)	(4,127,653)	33,172,385	-	4,788,996	-
Voya Multi-Manager International Equity Fund - Class I	79,754,301	4,696,974	(12,586,501)	213,343	72,078,117	-	3,715,348	-
Voya Multi-Manager International Factors Fund - Class I	59,602,838	10,394,293	(7,837,454)	3,524,888	65,684,565	-	925,692	-
Voya Multi-Manager Mid Cap Value Fund - Class I	13,439,801	7,106,854	(2,592,368)	1,732,669	19,686,956	-	608,549	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	13,097,236	1,862,953	(13,862,875)	(1,097,314)	-	98,866	2,632,640	-
Voya U.S. Stock Index Portfolio - Class I	86,658,039	11,580,988	(21,059,583)	(1,762,527)	75,416,917	-	7,288,868	7,345,466
VY® BrandywineGLOBAL - Bond Portfolio - Class I	26,562,282	5,695,867	(3,249,052)	(1,953,480)	27,055,617	430,761	218,797	1,714,701
VY® Columbia Contrarian Core Portfolio - Class I	33,418,763	4,759,367	(4,602,678)	(815,089)	32,760,363	197,420	1,905,102	3,502,156
VY® Invesco Comstock Portfolio - Class I	-	23,798,385	(4,336,018)	304,630	19,766,997	61,005	134,215	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	8,151,704	8,092,131	(2,916,069)	(213,301)	13,114,465	50,702	1,125,478	641,862
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	66,889,052	11,247,272	(9,854,484)	(1,966,932)	66,314,908	51,716	1,888,822	7,878,338
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,343,679	10,527,576	(1,961,299)	(2,370,146)	19,539,810	1,344	720,412	2,991,939
VY® T. Rowe Price Growth Equity Portfolio - Class I	31,547,323	14,871,246	(6,207,161)	(1,208,693)	39,002,715	-	2,269,212	3,141,694
	$557,983,837	$161,223,772	$(122,791,020)	$(12,012,395)	$584,404,194	$2,957,824	$31,700,827	$27,216,156

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $588,712,750.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$72,606,004
Gross Unrealized Depreciation	(1,562,662)
Net Unrealized Appreciation	$71,043,342